DEBTS PAYABLE & SENIOR SECURED NOTES - Agreement (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020	Nov. 18, 2020	Nov. 10, 2020	Oct. 01, 2020	Jun. 30, 2020	May 24, 2019
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 4,115,775	$ 3,035,492
Debt payable, Related party
Disclosure of detailed information about borrowings [line items]
Interest expense		2,031,297	$ 1,548,359
DocHouse Asset Acquisition | Promissory notes payable DocHouse Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 1,934,964			$ 1,900,000
Terms of note		3 years
Annual interest rate		8.00%
Qualifying Transaction
Disclosure of detailed information about borrowings [line items]
Debts payable									$ 9,734,990
Sira Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate		6.00%
Debts payable						$ 13,053			13,054
Sira Acquisition | Promissory Notes Payable Sira Agreement [member]
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 5,000,000							5,000,000
Terms of note		5 years
Sira Acquisition | Promissory notes assumed in Sira Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate						5.49%
Debts payable						$ 29,393
Canopy Acquisition
Disclosure of detailed information about borrowings [line items]
Debts payable									421,128
Canopy Acquisition | Promissory Notes Payable Canopy Agreement [member]
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 4,500,000							4,500,000
Terms of note		5 years
Annual interest rate		6.00%
Canopy Acquisition | Promissory notes assumed in Canopy Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate							7.00%	10.00%
Debts payable							$ 421,128
Washoe Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate		6.00%
Debts payable									9,180,808
Washoe Acquisition | Promissory notes payable Washoe Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 5,640,000							5,600,000
Terms of note		3 years
Annual interest rate	7.00%	6.00%
Period of deferral of principal	3 months
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition
Disclosure of detailed information about borrowings [line items]
Debts payable		$ 6,561,818
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition Non-related Party One
Disclosure of detailed information about borrowings [line items]
Annual interest rate		5.00%
Debts payable		$ 2,525,000
Debt Payable		$ 2,397,152
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition Non-related Party Two
Disclosure of detailed information about borrowings [line items]
Annual interest rate		6.00%
Debts payable		$ 190,000
Debt Payable		190,000
LivFree Acquisition
Disclosure of detailed information about borrowings [line items]
Debts payable									120,000
LivFree Acquisition | Promissory notes payable LivFree Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 20,000,000							20,000,000
Terms of note		5 years
Annual interest rate		6.00%
CannaPunch Acquisition | Promissory notes payable CannaPunch Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 2,000,000							$ 2,000,000
Terms of note		5 years
Annual interest rate		6.00%
CannTech PA Business Combination
Disclosure of detailed information about borrowings [line items]
Terms of note		3 years 6 months
Annual interest rate		9.00%
Debts payable		$ 13,917,181
Debt Payable				$ 13,917,181
CannTech PA Business Combination | Promissory notes payable CannTech PA Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note		$ 15,197,000		$ 15,200,000
CannTech PA Business Combination | Promissory notes assumed in CannTech PA Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate		9.00%
Debt Payable		$ 8,000,000